Post-Employment and Other Non-current Employee Benefits	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Post-Employment and Other Non-current Employee Benefits	Post-Employment and Other Non-current Employee Benefits
The Company has various labor liabilities for employee benefits in connection with pension and retirement plans, seniority premiums. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.
15.1 Assumptions
The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations. In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2024	2023	2022
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	10.5%	10.2%	9.9%
Salary increase: (Non-Union/Union)	4.8%	4.8%	4.8%
Future pension increase	3.8%	3.8%	3.8%
Biometric:
Mortality	EMSSA 2009 (1)	EMSSA 2009 (1)	EMSSA 2009 (1)
Disability	IMSS 97 (2)	IMSS 97 (2)	IMSS 97 (2)
Normal retirement age	60 years	60 years	60 years
Rest of employee turnover	BMAR2007 (3)	BMAR2007 (3)	BMAR2007 (3)
(1) EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2) IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3) BMAR. Actuary experience
In Mexico the methodology used to determine the discount rate was the yield or Internal Rate of Return (“IRR”) which involves a yield curve. In this case, the expected rates for each period were taken from a yield curve of the Mexican Federal Government Treasury Bond (known as “CETES“ in Mexico) because there is no deep market in high quality corporate obligations in Mexico.

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2025	Ps. 455	Ps. 117
2026	237	82
2027	366	92
2028	294	101
2029	320	113
2030-2033	2,107	675
15.2 Balances of the liabilities for post-employment and other non-current employee benefits

	2024	2023
Pension and Retirement Plans:
Vested benefit obligation	Ps. 978	Ps. 653
Non-vested benefit obligation	2,506	2,091
Accumulated benefit obligation	3,484	2,744
Excess of projected defined benefit obligation over accumulated benefit obligation	1,600	1,284
Defined benefit obligation	5,084	4,028
Pension plan funds at fair value	(1,429)	(1,303)
Net defined benefit liability	Ps. 3,655	Ps. 2,725

Seniority Premiums:
Vested benefit obligation	Ps. 500	Ps. 320
Non-vested benefit obligation	445	344
Accumulated benefit obligation	945	664
Excess of projected defined benefit obligation over accumulated benefit obligation	393	294
Defined benefit obligation	1,338	958
Seniority premium plan funds at fair value	(126)	(123)
Net defined benefit liability	Ps. 1,212	Ps. 835
Total post-employment and other non-current employee benefits	Ps. 4,867	Ps. 3,560
15.3 Trust assets
Trust assets consist of fixed and variable return financial instruments recorded at fair value, which are invested as follows:

Type of instrument	2024	2023
Fixed return:
Traded securities	19%	27%
Life annuities	17%	18%
Bank instruments	5%	5%
Federal government instruments	42%	36%
Variable return:
Publicly traded shares	17%	14%
	100%	100%
In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.
In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of fund assets must be invested in Federal Government instruments, among others.
The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and the monitoring and supervision of the benefit trust. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. The technical committee is also responsible for verifying the correct operation of the plan in all of the countries in which the Company has these benefits.
The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan so as to invest in assets whose expected return coincides with the estimated future payments.
Since the Mexican Tax Law limits the plan’s asset investment in related parties to 10% this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.
In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.
As of December 31, 2024 and 2023, the average duration of the Pension and Retirement Plan was of 18.7 years and 20.1 years, respectively; and the average duration of the Seniority Premiums Plan was of 16.3 years and 16.8 years, respectively.
During the years ended December 31, 2024, 2023 and 2022, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during 2025.
15.4 Amounts recognized in the consolidated income statements and the consolidated statements of changes in equity

	Consolidated income statement				Accumulated OCI
2024	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 235	Ps. 93	Ps. (107)	Ps. 224	Ps. 1,299
Seniority premiums	96	39	(8)	81	355
Total	Ps. 331	Ps. 132	Ps. (115)	Ps. 305	Ps. 1,654
	Consolidated Income statement				Accumulated OCI
2023	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 233	Ps. 155	Ps. (126)	Ps. 222	Ps. 625
Seniority premiums	87	8	(7)	75	122
Total	Ps. 320	Ps. 163	Ps. (133)	Ps. 297	Ps. 747
	Consolidated Income statement				Accumulated OCI
2022	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 246	Ps. 47	Ps. (85)	Ps. 141	Ps. 804
Seniority premiums	94	6	(9)	145	108
Total	Ps. 340	Ps. 53	Ps. (94)	Ps. 286	Ps. 912

Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2024	2023	2022
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps. 747	Ps. 912	Ps. 1,240
Recognized during the year (obligation liability and plan assets)	931	101	124
Actuarial (gains) losses arising from changes in financial assumptions	(185)	(148)	(375)
Actuarial gains arising from changes in demographic assumptions	—	(5)	1
Foreign exchange rate valuation (gain) loss	161	(101)	(78)
Effect on settlement	—	(12)	—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps. 1,654	Ps. 747	Ps. 912
Remeasurements of the net defined benefit liability include the following:
•    The return on plan assets, excluding amounts included in net interest expense.
•    Actuarial gains and losses arising from changes in demographic assumptions.
•    Actuarial gains and losses arising from changes in financial assumptions.
15.5 Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2024	2023	2022
Pension and Retirement Plans:
Balance at beginning of year	Ps. 4,028	Ps. 4,199	Ps. 4,515
Current service cost	235	233	246
Effect of curtailment	(108)	(144)	(86)
Interest expense	361	346	317
Actuarial (gains) or losses	726	(214)	(355)
Foreign exchange (gain) loss	203	(151)	(134)
Benefits paid	(462)	(378)	(355)
Past service cost	101	137	47
Business acquisitions	—	—	4
Balance at end of year	Ps. 5,084	Ps. 4,028	Ps. 4,199

Seniority Premiums:
Balance at beginning of year	Ps. 958	Ps. 926	Ps. 978
Current service cost	96	87	94
Effect of curtailment	(8)	(14)	(9)
Interest expense	97	88	76
Actuarial (gains) or losses	339	29	(97)
Benefits paid	(183)	(166)	(128)
Past service cost	39	8	6
Business acquisitions	—	—	6
Balance at end of year	Ps. 1,338	Ps. 958	Ps. 926

15.6 Changes in the balance of trust assets

	2024	2023	2022
Pension and retirement plans:
Balance at beginning of year	Ps. 1,303	Ps. 1,288	Ps. 1,234
Actual return on trust assets	142	41	50
Foreign exchange gain	6	(4)	—
Life annuities	(22)	9	—
Benefits paid	—	—	4
Plan amendments	Ps. —	Ps. (31)	Ps. —
Balance at end of year	Ps. 1,429	Ps. 1,303	Ps. 1,288

Seniority premiums
Balance at beginning of year	Ps. 123	Ps. 128	Ps. 133
Actual return on trust assets	3	(5)	(5)
Balance at end of year	Ps. 126	Ps. 123	Ps. 128

As a result of the Company’s investments in life annuities plans, management does not expect the Company will need to make material contributions to the trust assets in order to meet its future obligations.
15.7 Variation in assumptions
The Company considers that the relevant actuarial assumptions that are subject to sensitivity are the discount rate and the salary increase rate because they have the most significant impact:
•    Discount rate: The rate that determines the value of the obligations over time.
•    Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.

The following table presents the impact in absolute terms of a variation of 1.0% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans for post-employment and other non-current employee benefits. The sensitivity of this 1.0% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and yield curve projections of long-term Mexican government bonds - CETES:

+1.0%			Consolidated income statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 218	Ps. 97	Ps. (117)	Ps. 187	Ps. 1,501
Seniority premiums	Ps. 86	Ps. 36	Ps. (7)	Ps. 76	Ps. 440
Total	Ps. 304	Ps. 133	Ps. (124)	Ps. 263	Ps. 1,941
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 252	Ps. 108	Ps. (128)	Ps. 250	Ps. 1,677
Seniority premiums	Ps. 113	Ps. 41	Ps. (8)	Ps. 86	Ps. 486
Total	Ps. 365	Ps. 149	Ps. (136)	Ps. 336	Ps. 2,163

- 1.0%			Consolidated income statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 211	Ps. 144	Ps. (118)	Ps. 173	Ps. 634
Seniority premiums	Ps. 80	Ps. 7	Ps. (6)	Ps. 67	Ps. 117
Total	Ps. 291	Ps. 151	Ps. (124)	Ps. 240	Ps. 751
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 253	Ps. 171	Ps. (134)	Ps. 249	Ps. 681
Seniority premiums	Ps. 93	Ps. 9	Ps. (8)	Ps. 82	Ps. 143
Total	Ps. 346	Ps. 180	Ps. (142)	Ps. 331	Ps. 824
15.8 Employee benefits expense
For the years ended December 31, 2024, 2023 and 2022, employee benefits expenses recognized in the consolidated income statements are as follows:

	2024	2023	2022
Included in cost of goods sold:
Wages and salaries	Ps. 6,100	Ps. 5,204	Ps. 4,956
Social security costs	1,989	1,628	1,522
Employee profit sharing	242	139	145
Pension and seniority premium costs (See Note 15.4)	22	24	2
Share-based payment expense (See Note 16.2)	1	8	6
Included in selling and distribution expenses:
Wages and salaries	23,389	20,090	18,403
Social security costs	7,079	5,912	5,272
Employee profit sharing	1,315	756	862
Pension and seniority premium costs (See Note 15.4)	223	232	250
Share-based payment expense (See Note 16.2)	65		—
Included in administrative expenses:
Wages and salaries	4,213	3,090	3,250
Social security costs	913	750	710
Employee profit sharing	92	164	62
Pension and seniority premium costs (See Note 15.4)	65	95	47
Share-based payment expense (See Note 16.2)	302	311	320
Total employee benefits expense	Ps. 46,010	Ps. 38,403	Ps. 35,807